Additional information - condensed financial statements of the Company (Details 3) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Condensed Balance Sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	493,480,000	493,480,000
Ordinary shares, shares issued	202,238,307	169,976,270
Ordinary shares, shares outstanding	202,238,307	169,976,270
JA Solar Holdings Co., Ltd.
Condensed Balance Sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	493,480,000	493,480,000
Ordinary shares, shares issued	202,238,307	169,976,270
Ordinary shares, shares outstanding	202,238,307	169,976,270